Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2014
Summary of Significant Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives
Software development	2- 3 years
Equipment	5 years
Computer hardware	5 years
Office furniture	7 years